AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 18, 2025

1933 ACT FILE NO. 333-214796

1940 ACT FILE NO. 811-23214

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 104	☒

and/or

REGISTRATION STATEMENT UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 107

GraniteShares ETF Trust

(Exact Name of Registrant as Specified in Charter)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (844) 476-8747

William Rhind

GraniteShares ETF Trust

222 Broadway, 21st Floor

New York, New York 10038

(Name and Address of Agent for Service)

Copies to:

Andrew J. Davalla

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate Date of Proposed Public Filing:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 26, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 95 to its Registration Statement until September 26, 2025. Post-Effective Amendment No. 95 to the Trust’s Registration Statement relates to the of GraniteShares YieldBOOST QQQ 3x Income ETF, GraniteShares YieldBOOST SPY 3x Income ETF, GraniteShares YieldBOOST Semiconductor ETF, GraniteShares YieldBOOST Biotech 3x Income ETF, GraniteShares YieldBOOST Financials 3x Income ETF, GraniteShares YieldBOOST Gold Miners 2x Income ETF, GraniteShares YieldBOOST Small Cap ETF, GraniteShares YieldBOOST Technology 3x Income ETF, GraniteShares YieldBOOST China 3x Income ETF, GraniteShares YieldBOOST 20Y+ Treasuries 3x Income ETF, GraniteShares YieldBOOST Bitcoin ETF, GraniteShares YieldBOOST AAPL 2x Income ETF, GraniteShares YieldBOOST AMD 2x Income ETF, GraniteShares YieldBOOST AMZN 2x Income ETF, GraniteShares YieldBOOST BABA 2x Income ETF, GraniteShares YieldBOOST COIN 2x Income ETF, GraniteShares YieldBOOST META 2x Income ETF, GraniteShares YieldBOOST MSFT 2x Income ETF, GraniteShares YieldBOOST NVDA 2x Income ETF and GraniteShares YieldBOOST TSLA 2x Income ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 68 under the Securities Act of 1933 and Amendment No. 71 under the Investment Company Act of 1940, filed on October 18, 2024, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, GraniteShares ETF Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 18th day of September, 2025.

GRANITESHARES ETF TRUST

By:	/s/ William Rhind
William Rhind
President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Registration Statement below.

Signatures	Title	Date
/s/ William Rhind	Trustee, President (Principal Executive Officer) and Chief Financial Officer	September 18, 2025
William Rhind	(Principal Financial and Accounting Officer)

/s/ Seddik Meziani*	Independent Trustee	September 18, 2025
Seddik Meziani

/s/ Steven Smyser*	Independent Trustee	September 18, 2025
Steven Smyser

*By:	/s/ Benoit Autier
Benoit Autier
Attorney-in-Fact

Pursuant to Powers of Attorney, dated October 27, 2017, incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 4, filed December 18, 2017.